Commitments and contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies
17.      Commitments and Contingencies:
1) Legal proceedings
Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. The Company's vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the Protection and Indemnity ( P&I) Association in which the Company's vessels are entered. The Company's vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls in respect of any policy years other than those that have already been recorded in its consolidated financial statements.
a.The Company commenced in 2008 an arbitration proceeding as claimant against Oldendorff Gmbh & Co. KG of Germany ("Oldendorff"), seeking damages resulting from Oldendorff's repudiation of a charter party relating to the vessel Star Beta. Under the terms of the settlement agreement dated April 1, 2011 Oldendorff paid to the Company an amount of $9,000 which is included under "Other operational gain" in the accompanying consolidated statements of operations for the year ended December 31, 2011 (Note 11).
b.The Company commenced arbitration proceedings against Ishhar Overseas that was the previous charterer of the vessels Star Epsilon and Star Kappa. The Company sought damages for repudiations of the charter parties due to early redelivery of the vessel as well as unpaid hire of $1,949. The Company pursued an interim award for such nonpayment of charter hire and an award for the loss of charter hire for the remaining period of the charter parties. Claim submissions were filed. As of December 31, 2011, the Company determined that this amount was not recoverable and recognized a provision for doubtful receivables, amounting to $1,949, which is included under "Bad debt expense" in the accompanying consolidated statements of operations for the year ended December 31, 2011. On September 5, 2012, a settlement agreement was signed between the shipowning companies of Star Epsilon and Star Kappa and Bhatia International Ltd, which is the parent company of Ishhar Overseas. Pursuant to the terms of this agreement the Company will receive an amount of $5,000 in seventeen installments.
The first installment of $500 was received upon the execution of the settlement agreement and the next sixteen monthly installments varying between $250 and $500 will be received on the last day of each month beginning from September 30, 2012. During the years ended December 31, 2012 and 2013, the Company received an amount of $2,514 and $2,500, respectively, under the respective agreement which is included under "Other operational gain" in the accompanying consolidated statements of operations for the years ended December 31, 2012 and 2013 (Note 11).
c.During July 2010, a dispute arose between the Company and Deiulemar that was the charterer of the vessel Star Beta, for due hire and damages for the late redelivery of the vessel amounting to $1,732 which was included under "Trade accounts receivable, net", while the charterers have a counterclaim for the vessel's performance. Pursuant to a settlement agreement signed on February 20, 2012, the Company received the amount of $1,040, the arbitration proceedings were discontinued and each party released each other from its respective claim. This event qualified as an adjusting subsequent event under ASC 855 "Subsequent Events" and therefore the Company recognized a respective provision, amounting to $692, which was included under "Bad debt expense" in the accompanying consolidated statements of operations for the year ended December 31, 2011.
d.In February 2011, Korea Line Corporation ("KLC"), charterers at the time of the vessel Star Gamma and of the vessel Star Cosmo commenced rehabilitation proceedings in Seoul, Korea. Under the rehabilitation plan approved by the KLC's creditors on October 14, 2011, the Company was entitled to receive an amount of $6,839, 37% of which will be repaid in cash over a period of ten years and the remaining 63% shall be converted into KLC's shares. The Company will receive one common share of KLC with par value of KRW 5,000 (approx. $0.0047) for each KRW 100,000 (approx. $0.09) of claim. Based on the terms of the rehabilitation plan, the shares of KLC will be locked up for six months before trade. The Company does not expect that will have either control or significant influence over KLC as a result of the shares entitled to receive under the terms of the rehabilitation plan. In addition, the Company entered into a direct agreement with the KLC under which the Company received an amount of $172 in October 2011 and an amount of $172 in January 2013, as part of the due hire for Star Gamma. Finally, the Company entered into two tripartite agreements with KLC and the sub-charterers of the vessels Star Gamma and Star Cosmo following the exercise of liens on the subhires due to KLC.
Under these agreements the Company received an amount of $86 from the Star Gamma subcharter in December 2011 and an amount of $121 in March 2012 from the Star Cosmo subcharterer. As of December 31, 2011, the Company determined that an amount of $498 was not recoverable due to the long term time period of KLC's rehabilitation plan and the uncertainty surrounding the continuation of KLC's operations and recognized a corresponding provision which is included under "Bad debt expense" in the accompanying consolidated statements of operations for the year ended December 31, 2011.
On November 19, 2012, the Company received 46,007 shares of KLC as part of the rehabilitation plan described above for the vessel Star Gamma, the shares were sold the same date at the average price of KRW 3,456. The cash proceeds from the sale of the respective shares amounted to $144. In December 2012, the Company also received an amount of $12 and $1 in cash, for Star Gamma and Star Cosmo respectively, pursuant to the terms of the rehabilitation plan. Total amount of $157 is included under "Other operational gain" in the accompanying consolidated statements of operations for the year ended December 31, 2012 (Note 11). In October 2013 the Company received an amount of $167 and $10 for Star Gamma and Star Cosmo respectively, pursuant to the terms of the rehabilitation plan, total amount of $177 included under "Other operational gain" in the accompanying consolidated statements of operations for the year ended December 31, 2013 (Note 11). The next bunch of 2,872 shares for the vessel Star Cosmo was released from lock up on June 4, 2013 and until December 31, 2013, the respective shares have not been sold.
e.On June 28, 2013, the Company received a letter from the receivers of STX Pan Ocean Co. Ltd., or STX, terminating the charter agreement for the vessel Star Borealis, effective immediately. The vessel Star Borealis was on time charter at an average gross daily charter rate of $24.75 for the period from September 11, 2011 until July 11, 2021.The Company intends to vigorously pursue all amounts owed to it under the charter agreement, including any related damages caused by the termination of the charterparty, under the STX rehabilitation proceedings which have commenced in Korea. As of December 31, 2013, STX owes an amount of $654 for unpaid charter hire which will be offset with the payable due to STX for the bunkers on vessel at the date of its early delivery.
f.In July 2011, the Company posted a cash collateral of €340,000 (approx. $470, using the exchange rate as of December 31, 2013, eur/usd 1.38), in Spain for Star Cosmo which had allegedly discharged oily water while sailing in Spanish waters in May 2011. Administrative investigations commenced locally. The cash collateral of €340,000 has been released to the Company in March 2012, after being replaced by a P&I Letter of undertaking. The fines imposed have now been reduced to €260,000 (approx. $359, using the exchange rate as of December 31, 2013, eur/usd 1.38)  and the Company plans to file an administrative appeal to further reduce them or have them revoked. Until an irrevocable judgment is issued, the Company cannot estimate its exposure. Up to $1 billion of the liabilities associated with the individual vessels' actions, mainly for sea pollution, are covered by the P&I Club Insurance. The Company has not accrued any amount for the specific case.
g.In March 2013, the Company commenced arbitration proceedings against Hanjin HHIC-Phil Inc., the shipyard that constructed the Star Polaris, relating to engine failure the vessel experienced in Korea. This resulted in 142 off-hire days and the loss of $2,343 in revenues. The Company is additionally pursuing the cost of the repairs.
2) Future minimum contractual charter revenue
Future minimum contractual charter revenue, based on vessels committed to non-cancellable, time charter contracts net of address commission which amounted to $1,295, as of December 31, 2013 will be:
Years ending December 31,	Amount*
2014	$ 25,811
2015	7,917
2016	-
2017	-
2018	-
2019 and thereafter	-
Total	$33,728

*These amounts do not include any assumed off-hire except for the scheduled interim and special surveys of the vessels
3) Contractual obligations
As at December 31, 2013, the Company has entered into nine shipbuilding contracts for the construction of nine fuel efficient newbuilding vessels. The total net aggregate price for all nine newbuilding vessels is $367,400, payable in installments until their deliveries. The remaining balance as of December 31, 2013 of $300,620 is payable as follows:
Years ending December 31,	Amount
2014	$ -
2015	161,280
2016	139,340
2017	-
2018	-
2019 and thereafter	-
Total	$300,620
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